Interest in Gibraltar Joint Venture (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Joint Venture Financial Information

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2018	2017
Cash and equivalents	47,707	52,383
Other current assets	72,423	83,323
Current assets	120,130	135,706
Non-current assets	1,122,289	1,167,787

Accounts payable and accrued liabilities	45,301	53,312
Other current financial liabilities	14,172	15,865
Current liabilities	59,473	69,177
Long-term debt	18,589	21,151
Provision for environmental rehabilitation	128,738	142,164
Non-current liabilities	147,327	163,315

	Years ended December 31,
	2018	2017
Revenues	457,600	507,212
Production costs	(311,759)	(267,548)
Depletion and amortization	(109,018)	(75,428)
Other operating expense	(4,181)	(4,632)
Write-down of mine equipment	-	(4,735)
Interest expense	(5,116)	(5,927)
Interest income	1,119	343
Foreign exchange gain (loss)	1,333	(907)
Net earnings	29,978	148,378
Other comprehensive income	104	90
Comprehensive income for joint arrangement	30,082	148,468